Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
As required by Item 402(v) of Regulation
S-K,
the Company is providing the following information regarding the relationship between executive compensation and the Company’s financial performance for each of the four years in the period ended December 31, 2023. In accordance with the applicable SEC rules, the adjustments described and quantified below were made to the values reported in the Summary Compensation Table for each applicable year to determine the “actual” compensation paid to our Principal Executive Officer (“PEO”) and the average “actual” compensation paid to our other NEOs.
The following table summarizes compensation values reported in the Summary Compensation Table for our PEO and the average for our other NEOs, as compared to “compensation actually paid” or “CAP” and the Company’s financial performance for the years ended December 31, 2023, 2022, 2021, and 2020:

Year (a)	Summary Compensation Table Total for PEO ($) (1) (b)	Compensation Actually Paid to PEO ($) (1)(2) (c)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (1) (d)	Average Compensation Actually Paid to Non-PEO NEOs ($) (1)(2) (e)	Value of Initial Fixed $100 Investment Based On:		Net Income ($ in millions) (h)	Upstream Before Taxes Free Cash Flow Generation ($ in millions) (4) (i)
					TSR ($) (f)	Peer Group TSR ($) (3) (g)

2023	6,606,866	(724,753)	2,413,071	(346,809)	47.20	196.26	187	142

2022 (5)	12,431,348	16,164,942	4,460,153	5,687,286	62.62	188.84	382	195

2021	7,327,188	4,170,071	2,688,184	1,685,360	32.50	119.07	(183)	135

2020	5,332,565	(2,911,619)	1,789,969	(638,982)	27.33	67.50	(466)	(93)

(1)	The PEO reflected in columns (b) and (c) represents Timothy Duncan. The non-PEO NEOs reflected in columns (d) and (e) for each of 2020, 2021, 2022 and 2023 are as follows:
2023: Sergio L. Maiworm, Jr., John A. Parker, William S. Moss III, Robin Fielder, Shannon E. Young III and Robert D. Abendschein
2022: Shannon E. Young III, Robert D. Abendschein, John A. Parker and William S. Moss III
2021: Shannon E. Young III, Robert D. Abendschein, John A. Parker and William S. Moss III
2020: Shannon E. Young III, Robert D. Abendschein, John A. Parker, William S. Moss III and Stephen E. Heitzman

(2)
The Company deducted from and added to the Summary Compensation Table total compensation the following amounts to calculate compensation actually paid in accordance with Item 402(v) of Regulation
S-K
as disclosed in columns (c) and (e) for our PEO and
Non-PEO
NEOs in 2023. Equity valuation assumptions for calculating CAP are not materially different from grant date valuation assumptions. As the Company’s NEOs do not participate in any defined benefit plans, no adjustments were required to amounts reported in the Summary Compensation Table totals related to the value of benefits under such plans.

2023

PEO SUMMARY COMPENSATION TABLE TOTALS	$6,606,866

Add (Subtract):

Fair value of equity awards granted during the year from the Summary Compensation Table	(4,608,791)

Fair value at year end of equity awards granted during the year	2,295,472

Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	(4,032,600)

Change in fair value of equity awards granted in prior years that vested during the year	(784,742)

Equity awards granted in prior years that were forfeited during the year	(200,957)

Dividends or other earnings paid on equity awards during the year	—

Total Equity Award Related Adjustments	(7,331,619)

COMPENSATION ACTUALLY PAID TOTALS	$(724,753)

2023

NON-PEO NEOS SUMMARY COMPENSATION TABLE TOTALS	$2,413,071

Add (Subtract):

Fair value of equity awards granted during the year from the Summary Compensation Table	(1,407,919)

Fair value at year end of equity awards granted during the year	435,709

Fair value at vest date of equity awards granted and vested during the year	24,324

Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	(715,155)

Change in fair value of equity awards granted in prior years that vested during the year	(243,911)

Equity awards granted in prior years that were forfeited during the year	(852,929)

Dividends or other earnings paid on equity awards during the year	—

Total Equity Award Related Adjustments	(2,759,880)

AVERAGE COMPENSATION ACTUALLY PAID TOTALS	$(346,809)

(3)	Pursuant to Item 402(v) of Regulation S-K, the Company used the same peer group used for purposes of Item 201(e) of Regulation S-K.

(4)
Upstream Before Taxes Free Cash Flow Generation is the free cash flow measure used in 2023 and represents (a) Adjusted EBITDA less Upstream capital expenditures, plugging & abandonment, decommissioning obligations settled and interest expense plus (b) equity method investment loss, general and administrative expense, other operating expenses (income), other income, and non-cash
equity-based compensation expense, contributions to equity method investments and investments in land attributable to CCS plus (c) proceeds from the partial sale of Talos’s stake in Talos Mexico. Because this figure is presented exclusive of CCS related costs and inclusive of sale proceeds from Talos Mexico, the disclosed figure is different than the Adjusted Free Cash Flow numbers included in our Earnings Release furnished as an exhibit on our Current Report on Form
8-K.
Upstream Adjusted EBITDA for 2023 can be calculated by adding the “total for reportable segments” and “unallocated corporate general and administrative expense” elements of Adjusted EBITDA reported in Note 15 to in our Annual Report on Form
10-K
for the fiscal year ended December 31, 2023.

In years prior to 2023, this measure was not limited to Upstream Free Cash Flow and, instead, reflected free cash flow across the Talos organization. For example, in 2022, Free Cash Flow Generation was calculated as Adjusted EBITDA based on a maximum oil price of $80 per barrel of crude oil) less capital expenditures, plugging & abandonment and interest expense reflected on the statement of operations. Capital expenditures is calculated as the change in total property and equipment reflected on the balance sheet plus (i) the write-down of oil and natural gas properties as reflected on the statement of operations, (ii) $(3.5) million attributable to net acquisition and divestiture activity, (iii) $2.8 million related to the CCS business and (iv) $1.6 million of decommissioning obligations settled less (a) share-based compensation costs capitalized to oil and gas properties as reflected in the notes to the consolidated financial statements (b) $150.6 million capitalized to oil and gas properties related to the extension of the HP-I finance
lease and (c) $121.3 million of asset retirement costs capitalized comprised of changes in estimates and obligations acquired, incurred and divested as disclosed in the notes to the consolidated financial statements. Plugging & abandonment is equal to settlement of asset retirement obligations as reflected on the statement of cash flows. Information regarding the calculation of Adjusted EBITDA is available in the section entitled
“Supplemental Non-GAAP Measure
– EBITDA and Adjusted EBITDA” included in our
Form 10-K for
the fiscal year ended December 31, 2022.

(5)
The numbers in this row have been revised from the numbers previously reported in last year’s Pay versus Performance Table in order to correct an administrative error. Specifically, the CAP to our PEO and non-PEO
NEOs were decreased by $1,539,436 and $558,051, respectively.

Company Selected Measure Name	Free Cash Flow Generation
Named Executive Officers, Footnote
(1)	The PEO reflected in columns (b) and (c) represents Timothy Duncan. The non-PEO NEOs reflected in columns (d) and (e) for each of 2020, 2021, 2022 and 2023 are as follows:
2023: Sergio L. Maiworm, Jr., John A. Parker, William S. Moss III, Robin Fielder, Shannon E. Young III and Robert D. Abendschein
2022: Shannon E. Young III, Robert D. Abendschein, John A. Parker and William S. Moss III
2021: Shannon E. Young III, Robert D. Abendschein, John A. Parker and William S. Moss III
2020: Shannon E. Young III, Robert D. Abendschein, John A. Parker, William S. Moss III and Stephen E. Heitzman

Peer Group Issuers, Footnote	Pursuant to Item 402(v) of Regulation S-K, the Company used the same peer group used for purposes of Item 201(e) of Regulation S-K.
PEO Total Compensation Amount	$ 6,606,866	$ 12,431,348	$ 7,327,188	$ 5,332,565
PEO Actually Paid Compensation Amount	$ (724,753)	16,164,942	4,170,071	(2,911,619)
Adjustment To PEO Compensation, Footnote
(2)
The Company deducted from and added to the Summary Compensation Table total compensation the following amounts to calculate compensation actually paid in accordance with Item 402(v) of Regulation
S-K
as disclosed in columns (c) and (e) for our PEO and
Non-PEO
NEOs in 2023. Equity valuation assumptions for calculating CAP are not materially different from grant date valuation assumptions. As the Company’s NEOs do not participate in any defined benefit plans, no adjustments were required to amounts reported in the Summary Compensation Table totals related to the value of benefits under such plans.

2023

PEO SUMMARY COMPENSATION TABLE TOTALS	$6,606,866

Add (Subtract):

Fair value of equity awards granted during the year from the Summary Compensation Table	(4,608,791)

Fair value at year end of equity awards granted during the year	2,295,472

Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	(4,032,600)

Change in fair value of equity awards granted in prior years that vested during the year	(784,742)

Equity awards granted in prior years that were forfeited during the year	(200,957)

Dividends or other earnings paid on equity awards during the year	—

Total Equity Award Related Adjustments	(7,331,619)

COMPENSATION ACTUALLY PAID TOTALS	$(724,753)

Non-PEO NEO Average Total Compensation Amount	$ 2,413,071	4,460,153	2,688,184	1,789,969
Non-PEO NEO Average Compensation Actually Paid Amount	$ (346,809)	5,687,286	1,685,360	(638,982)
Adjustment to Non-PEO NEO Compensation Footnote

2023

NON-PEO NEOS SUMMARY COMPENSATION TABLE TOTALS	$2,413,071

Add (Subtract):

Fair value of equity awards granted during the year from the Summary Compensation Table	(1,407,919)

Fair value at year end of equity awards granted during the year	435,709

Fair value at vest date of equity awards granted and vested during the year	24,324

Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	(715,155)

Change in fair value of equity awards granted in prior years that vested during the year	(243,911)

Equity awards granted in prior years that were forfeited during the year	(852,929)

Dividends or other earnings paid on equity awards during the year	—

Total Equity Award Related Adjustments	(2,759,880)

AVERAGE COMPENSATION ACTUALLY PAID TOTALS	$(346,809)

Compensation Actually Paid vs. Total Shareholder Return
CAP, COMPANY TSR AND PEER GROUP TSR
The PEO’s and other NEOs’ CAP generally align with the Company’s TSR and Peer Group TSR over the four years presented in the table. This is primarily because a significant portion of the CAP to the PEO and other NEOs is comprised of equity-based awards. For more detail regarding the Company’s equity awards, please see “Compensation Discussion and Analysis—Elements of Compensation for 2023 Fiscal Year—Long-Term Incentive Awards.”

Compensation Actually Paid vs. Net Income
CAP VS. NET INCOME
The PEO’s and other NEOs’ CAP generally align with Company’s net income. While net income is not directly used in determining compensation levels or equity-based award payouts, it is factored into the calculation of Upstream before Taxes Free Cash Flow Generation and Upstream Adjusted EBITDA, which are performance metrics under the Company’s AIP. For more detail regarding the AIP, please see “Compensation Discussion and Analysis—Elements of Compensation for 2023 Fiscal Year—Annual Incentive Program.”

Compensation Actually Paid vs. Company Selected Measure
CAP VS. UPSTREAM BEFORE TAXES FREE CASH FLOW GENERATION
The PEO’s and other NEOs’ CAP generally align with Company’s Upstream Before Taxes Free Cash Flow Generation. This is primarily due to Upstream Before Taxes Free Cash Flow Generation being weighted 25% in fiscal year 2023 under the AIP. For more detail regarding Upstream Before Taxes Free Cash Flow Generation and the AIP, please see “Compensation Discussion and Analysis—Elements of Compensation for 2023 Fiscal Year—Annual Incentive Program.”

Total Shareholder Return Vs Peer Group
CAP, COMPANY TSR AND PEER GROUP TSR
The PEO’s and other NEOs’ CAP generally align with the Company’s TSR and Peer Group TSR over the four years presented in the table. This is primarily because a significant portion of the CAP to the PEO and other NEOs is comprised of equity-based awards. For more detail regarding the Company’s equity awards, please see “Compensation Discussion and Analysis—Elements of Compensation for 2023 Fiscal Year—Long-Term Incentive Awards.”

Tabular List, Table
Disclosure of Most Important Performance Measures for 2023 Fiscal Year
The measures listed below represent the most important financial performance measures that we used to determine CAP for fiscal year 2023. For more detail regarding these financial performance measures, please see “Compensation Discussion and Analysis—Elements of Compensation for 2023 Fiscal Year” in this Proxy Statement.

Most Important Performance Measures

Absolute TSR

Upstream Before Taxes Free Cash Flow Generation

Upstream Adjusted EBIDTA

Total Shareholder Return Amount	$ 47.2	62.62	32.5	27.33
Peer Group Total Shareholder Return Amount	196.26	188.84	119.07	67.5
Net Income (Loss)	$ 187,000,000	$ 382,000,000	$ (183,000,000)	$ (466,000,000)
Company Selected Measure Amount	142,000,000	195,000,000	135,000,000	(93,000,000)
PEO Name	Timothy Duncan
Measure:: 1
Pay vs Performance Disclosure
Name	Absolute TSR
Measure:: 2
Pay vs Performance Disclosure
Name	Upstream Before Taxes Free Cash Flow Generation
Non-GAAP Measure Description	Upstream Before Taxes Free Cash Flow Generation is the free cash flow measure used in 2023 and represents (a) Adjusted EBITDA less Upstream capital expenditures, plugging & abandonment, decommissioning obligations settled and interest expense plus (b) equity method investment loss, general and administrative expense, other operating expenses (income), other income, and non-cash
equity-based compensation expense, contributions to equity method investments and investments in land attributable to CCS plus (c) proceeds from the partial sale of Talos’s stake in Talos Mexico. Because this figure is presented exclusive of CCS related costs and inclusive of sale proceeds from Talos Mexico, the disclosed figure is different than the Adjusted Free Cash Flow numbers included in our Earnings Release furnished as an exhibit on our Current Report on Form
8-K.
Upstream Adjusted EBITDA for 2023 can be calculated by adding the “total for reportable segments” and “unallocated corporate general and administrative expense” elements of Adjusted EBITDA reported in Note 15 to in our Annual Report on Form
10-K
	for the fiscal year ended December 31, 2023.
Measure:: 3
Pay vs Performance Disclosure
Name	Upstream Adjusted EBIDTA
PEO | Fair value of equity awards granted during the year from the Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,608,791)
PEO | Fair value at year end of equity awards granted during the year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,295,472
PEO | Change in fair value of equity awards granted in prior years that were unvested as of the end of the year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,032,600)
PEO | Change in fair value of equity awards granted in prior years that vested during the year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(784,742)
PEO | Equity awards granted in prior years that were forfeited during the year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(200,957)
PEO | Dividends or other earnings paid on equity awards during the year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Total Equity Award Related Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,331,619)
Non-PEO NEO | Fair value of equity awards granted during the year from the Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,407,919)
Non-PEO NEO | Fair value at year end of equity awards granted during the year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	435,709
Non-PEO NEO | Change in fair value of equity awards granted in prior years that were unvested as of the end of the year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(715,155)
Non-PEO NEO | Change in fair value of equity awards granted in prior years that vested during the year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(243,911)
Non-PEO NEO | Equity awards granted in prior years that were forfeited during the year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(852,929)
Non-PEO NEO | Dividends or other earnings paid on equity awards during the year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Total Equity Award Related Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,759,880)
Non-PEO NEO | Fair value at vest date of equity awards granted and vested during the year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 24,324